FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of company's financial liabilities and estimated maturities

Contractual maturities of financial liabilities As of December 31, 2025	Less than 1 year	2-5 years	More than 5 years	Total contractual cash flows	Carrying amount
	U.S. Dollars in Thousands
Account payable	731	—	—	731	731
Lease liabilities	246	1,058	22	1,326	1,070
Accrued expenses and other liabilities	12,472	—	—	12,472	12,472
Royalty obligation	—	137	1,040	1,177	500
Total	13,449	1,195	1,062	15,706	14,773
Contractual maturities of financial liabilities As of December 31, 2024	Less than 1 year	2-5 years	More than 5 years	Total contractual cash flows	Carrying amount
	U.S. Dollars in Thousands
Accounts payable	1,168	—	—	1,168	1,168
Lease liabilities	365	3	—	368	356
Accrued expenses and other current liabilities	9,993	—	—	9,993	9,993
Royalty obligation	—	137	1,246	1,383	500
Total	11,526	140	1,246	12,912	12,018

Schedule of change in derivative financial instrument

	Derivative financial instruments
	Year Ended December 31,
	2025	2024

	U.S. dollars in thousands
Balance at beginning of the period	1,421	741
Initial recognition of financial liability	—	9,860
Initial recognition of unrecognized day 1 loss	—	(952)
Excercise of financial liability	(141)	—
Fair value adjustments recognized in profit or loss and recognition of day 1 loss	(1,280)	(8,228)
Balance at end of the period	—	1,421

Schedule of reconciliation of liabilities arising from financing activities

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	U.S. dollars in thousands
			Non-cash changes
	January 1, 2025	Principal and interest payments (includes credits)	Addition during the year	Decreases during the year	Interest expense	Foreign exchange movement	12/31/2025
Payables in respect to the global termination agreement (See note 15(5)(b))	6,871	—		(1,395)	209	—	5,685
Lease liabilities	356	(447)	1,048	—	18	95	1,070

			Non-cash changes
	January 1, 2024	Principal and interest payments	Addition during the year	Decreases during the year	Interest expense	Foreign exchange movement	12/31/2024
Payables in respect to the global termination agreement (See note 15(6)(b))	—	—	11,443	(4,750)	178	—	6,871
Lease liabilities	1,173	(691)	—	(188)	55	7	356

			Non-cash changes
	January 1, 2023	Principal and interest payments	Addition during the year	Decreases during the year	Interest expense	Foreign exchange movement	12/31/2023
Borrowing	115,216	—	—	(115,216)	—	—	—
Payable in respect of intangible assets purchase	11,157	(6,555)	—	(4,602)	—	—	—
Lease liabilities	7,475	(1,529)	270	(5,413)	367	3	1,173